Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. ANNUAL FUND OPERATING EXPENSES: The following replaces the last sentence of the first paragraph of the footnote to the Annual Fund Operating Expenses table in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Equity Income, Sustainable Aware Equity, Multifactor International Equity, Long Duration Bond and Global Infrastructure Funds:
Direct Fund-level expenses do not include Rule 12b‑1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
IV. GLOBAL EQUITY FUND RISK/RETURN SUMMARY:
(i)
The following replaces the first paragraph in the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Global Equity Fund in the Prospectus listed above:

The Fund has a non‑fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., and in depositary receipts representing shares in such companies, in a globally diversified manner. A portion of the Fund’s securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal,
Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund defines large and medium capitalization companies as those companies represented by the MSCI World Index or with market capitalization within the capitalization range of the MSCI World Index. The Fund may employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests, depositary receipts and equity-equivalent securities or instruments whose value is based on common stocks, such as futures contracts.
(ii)
The following risk is added after “Active Management” in the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Global Equity Fund in the Prospectus listed above:

•
Short Positions Risk. The Fund will incur a loss as a result of a short position if the price of the shorted security increases over the tenor of the short position. Short positions may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short positions have the potential for unlimited loss.

LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The following risk is added after “Short Sales Risk” in the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Funds in the Prospectus listed above:
•
Short Positions Risk. An Underlying Fund will incur a loss as a result of a short position if the price of the shorted security increases over the tenor of the short position. Short positions may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short positions have the potential for unlimited loss.

Aggressive Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The following risk is added after “Short Sales Risk” in the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Funds in the Prospectus listed above:
•
Short Positions Risk. An Underlying Fund will incur a loss as a result of a short position if the price of the shorted security increases over the tenor of the short position. Short positions may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short positions have the potential for unlimited loss.

Multifactor International Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. ANNUAL FUND OPERATING EXPENSES: The following replaces the last sentence of the first paragraph of the footnote to the Annual Fund Operating Expenses table in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Equity Income, Sustainable Aware Equity, Multifactor International Equity, Long Duration Bond and Global Infrastructure Funds:
Direct Fund-level expenses do not include Rule 12b‑1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Long Duration Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. ANNUAL FUND OPERATING EXPENSES: The following replaces the last sentence of the first paragraph of the footnote to the Annual Fund Operating Expenses table in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Equity Income, Sustainable Aware Equity, Multifactor International Equity, Long Duration Bond and Global Infrastructure Funds:
Direct Fund-level expenses do not include Rule 12b‑1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Balanced Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The following risk is added after “Short Sales Risk” in the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Funds in the Prospectus listed above:
•
Short Positions Risk. An Underlying Fund will incur a loss as a result of a short position if the price of the shorted security increases over the tenor of the short position. Short positions may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short positions have the potential for unlimited loss.

Moderate Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The following risk is added after “Short Sales Risk” in the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Funds in the Prospectus listed above:
•
Short Positions Risk. An Underlying Fund will incur a loss as a result of a short position if the price of the shorted security increases over the tenor of the short position. Short positions may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short positions have the potential for unlimited loss.

Conservative Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The following risk is added after “Short Sales Risk” in the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Funds in the Prospectus listed above:
•
Short Positions Risk. An Underlying Fund will incur a loss as a result of a short position if the price of the shorted security increases over the tenor of the short position. Short positions may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short positions have the potential for unlimited loss.

Equity Aggressive Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, AGGRESSIVE STRATEGY FUND AND EQUITY AGGRESSIVE STRATEGY FUND RISK/RETURN SUMMARY: The following risk is added after “Short Sales Risk” in the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Funds in the Prospectus listed above:
•
Short Positions Risk. An Underlying Fund will incur a loss as a result of a short position if the price of the shorted security increases over the tenor of the short position. Short positions may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short positions have the potential for unlimited loss.

Equity Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. ANNUAL FUND OPERATING EXPENSES: The following replaces the last sentence of the first paragraph of the footnote to the Annual Fund Operating Expenses table in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Equity Income, Sustainable Aware Equity, Multifactor International Equity, Long Duration Bond and Global Infrastructure Funds:
Direct Fund-level expenses do not include Rule 12b‑1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Sustainable Aware Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. ANNUAL FUND OPERATING EXPENSES: The following replaces the last sentence of the first paragraph of the footnote to the Annual Fund Operating Expenses table in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Equity Income, Sustainable Aware Equity, Multifactor International Equity, Long Duration Bond and Global Infrastructure Funds:
Direct Fund-level expenses do not include Rule 12b‑1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Global Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2025, to
PROSPECTUS DATED MARCH 1, 2025
IV. GLOBAL EQUITY FUND RISK/RETURN SUMMARY:
(i)
The following replaces the first paragraph in the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Global Equity Fund in the Prospectus listed above:

The Fund has a non‑fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., and in depositary receipts representing shares in such companies, in a globally diversified manner. A portion of the Fund’s securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal,
Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund defines large and medium capitalization companies as those companies represented by the MSCI World Index or with market capitalization within the capitalization range of the MSCI World Index. The Fund may employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests, depositary receipts and equity-equivalent securities or instruments whose value is based on common stocks, such as futures contracts.
(ii)
The following risk is added after “Active Management” in the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Global Equity Fund in the Prospectus listed above:

•
Short Positions Risk. The Fund will incur a loss as a result of a short position if the price of the shorted security increases over the tenor of the short position. Short positions may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short positions have the potential for unlimited loss.

Global Infrastructure Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated September 10, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. ANNUAL FUND OPERATING EXPENSES: The following replaces the last sentence of the first paragraph of the footnote to the Annual Fund Operating Expenses table in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Equity Income, Sustainable Aware Equity, Multifactor International Equity, Long Duration Bond and Global Infrastructure Funds:
Direct Fund-level expenses do not include Rule 12b‑1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.